Other Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Expenses
Foreign currency losses	€ 3,264	€ 1,054	€ 107
Miscellaneous other items	4	982	23
Total other expenses	€ 3,268	€ 2,036	€ 130